Yamana Acquisition (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about business combination
Total consideration:

Nature of consideration	Shares (in millions)	Consideration
Pan American Shares (1)	153.8	$2,823.0
(1)The Pan American Share consideration value is based on an assumed value of $18.36 per share (based on the closing price of the common shares of Pan American on NASDAQ on March 30, 2023).
Allocation of the purchase price:

	Preliminary as reported on March 31, 2023	Adjustments	Final as reported on December 31, 2023
Assets acquired
Cash and cash equivalents	$259.5	$—	$259.5
Investments	59.5	—	59.5
Accounts receivable (1)	20.4	—	20.4
Income tax receivables	19.4	—	19.4
Value added tax receivables	54.0	—	54.0
Inventories	242.0	5.5	247.5
Mineral properties, plant and equipment	5,273.2	(218.8)	5,054.4
Other assets	59.4	—	59.4
Liabilities assumed
Accounts payable	(215.2)	(0.1)	(215.3)
Income tax payables	(34.8)	12.4	(22.4)
Provision for closure and decommissioning liabilities	(238.7)	(5.3)	(244.0)
Litigation provisions	(34.6)	—	(34.6)
Lease obligations	(65.9)	(15.5)	(81.4)
Debt (2)	(943.1)	15.5	(927.6)
Other long-term liabilities	(59.7)	—	(59.7)
Deferred taxes	(1,083.2)	202.0	(881.2)
Net assets acquired	3,312.2	(4.3)	3,307.9
Non-controlling interests (3)	(489.2)	4.3	(484.9)
Net assets attributable to Pan American	$2,823.0	$—	$2,823.0
(1)Trade receivables acquired had a fair value of $0.5 million, which was equal to their gross contractual value. Other receivables acquired had a fair value of $19.9 million. Trade and other receivables are expected to be collected during the next 12 months.
(2)Debt acquired includes: 1. two senior notes with a fair value of $675.2 million (Note 21); 2. a revolving credit facility with a fair value of $205 million; 3. the MARA loan with a fair value of $37.0 million; and 4. Short-term loan with a fair value of $10.4 million.
(3)Non-controlling interests were measured at the proportionate share in the identifiable net assets recognized.
The Company recorded the following acquisition related costs for the year ended December 31, 2023 and 2022.

	Year ended December 31, 2023
	2023	2022
Transaction related costs	$20.7	$157.4
Integration related costs	4.6	—
	$25.3	$157.4